Note 6 - Loans (Detail) - Impaired Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Period End Loans With No Related Allowance Related Allowance	$ 3,486	$ 3,875
Period End Loans With Related Allowance Related Allowance	3,486	3,875
Total
Recorded Investment	32,903	38,008
Unpaid Principal Balance	36,388	50,756
Related Allowance	3,486	3,875
Period End Loans No Allocated Allowance For Loan Losses [Member] | Commercial and Industrial [Member]
Period End Loans With No Related Allowance Recorded Investment	891	4,358
Period End Loans With No Related Allowance Unpaid Principal Balance	891	5,846
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans No Allocated Allowance For Loan Losses [Member] | Commercial Real Estate Loans [Member]
Period End Loans With No Related Allowance Recorded Investment	9,215	11,940
Period End Loans With No Related Allowance Unpaid Principal Balance	9,212	16,987
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans No Allocated Allowance For Loan Losses [Member] | First Lien Residential Mortgage Loans [Member]
Period End Loans With No Related Allowance Recorded Investment	10,993	10,079
Period End Loans With No Related Allowance Unpaid Principal Balance	10,993	11,120
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans No Allocated Allowance For Loan Losses [Member] | Junior Lein Residential Mortgage Loans [Member]
Period End Loans With No Related Allowance Recorded Investment	562	278
Period End Loans With No Related Allowance Unpaid Principal Balance	562	331
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans No Allocated Allowance For Loan Losses [Member] | Consumer Loans [Member]
Period End Loans With No Related Allowance Recorded Investment	592	210
Period End Loans With No Related Allowance Unpaid Principal Balance	592	249
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans No Allocated Allowance For Loan Losses [Member]
Period End Loans With No Related Allowance Recorded Investment	22,253	26,865
Period End Loans With No Related Allowance Unpaid Principal Balance	22,250	34,533
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans Allocated Allowance Loan Losses [Member] | Commercial and Industrial [Member]
Period End Loans With No Related Allowance Related Allowance	515	253
Period End Loans With Related Allowance Recorded Investment	2,273	720
Period End Loans With Related Allowance Unpaid Principal Balance	2,792	998
Period End Loans With Related Allowance Related Allowance	515	253
Total
Related Allowance	515	253
Period End Loans Allocated Allowance Loan Losses [Member] | Commercial Real Estate Loans [Member]
Period End Loans With No Related Allowance Related Allowance	2,971	3,622
Period End Loans With Related Allowance Recorded Investment	8,377	10,423
Period End Loans With Related Allowance Unpaid Principal Balance	11,346	15,225
Period End Loans With Related Allowance Related Allowance	2,971	3,622
Total
Related Allowance	2,971	3,622
Period End Loans Allocated Allowance Loan Losses [Member] | First Lien Residential Mortgage Loans [Member]
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Recorded Investment	0	0
Period End Loans With Related Allowance Unpaid Principal Balance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans Allocated Allowance Loan Losses [Member] | Junior Lein Residential Mortgage Loans [Member]
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Recorded Investment	0	0
Period End Loans With Related Allowance Unpaid Principal Balance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans Allocated Allowance Loan Losses [Member] | Consumer Loans [Member]
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Recorded Investment	0	0
Period End Loans With Related Allowance Unpaid Principal Balance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Related Allowance	0	0
Period End Loans Allocated Allowance Loan Losses [Member]
Period End Loans With No Related Allowance Related Allowance	3,486	3,875
Period End Loans With Related Allowance Recorded Investment	10,650	11,143
Period End Loans With Related Allowance Unpaid Principal Balance	14,138	16,223
Period End Loans With Related Allowance Related Allowance	3,486	3,875
Total
Related Allowance	3,486	3,875
Commercial and Industrial [Member]
Period End Loans With No Related Allowance Related Allowance	515	253
Period End Loans With Related Allowance Related Allowance	515	253
Total
Recorded Investment	3,164	5,078
Unpaid Principal Balance	3,683	6,844
Related Allowance	515	253
Commercial Real Estate Loans [Member]
Period End Loans With No Related Allowance Related Allowance	2,971	3,622
Period End Loans With Related Allowance Related Allowance	2,971	3,622
Total
Recorded Investment	17,592	22,363
Unpaid Principal Balance	20,558	32,212
Related Allowance	2,971	3,622
First Lien Residential Mortgage Loans [Member]
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Recorded Investment	10,993	10,079
Unpaid Principal Balance	10,993	11,120
Related Allowance	0	0
Junior Lein Residential Mortgage Loans [Member]
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Recorded Investment	562	278
Unpaid Principal Balance	562	331
Related Allowance	0	0
Consumer Loans [Member]
Period End Loans With No Related Allowance Related Allowance	0	0
Period End Loans With Related Allowance Related Allowance	0	0
Total
Recorded Investment	592	210
Unpaid Principal Balance	592	249
Related Allowance	$ 0	$ 0